Trade and other payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade and other payables.
Schedule of trade and other payables

	March 31, 2022	December 31, 2021
Trade payables	15,065	16,191
Payables to the sellers on acquisitions	7,060	—
Provision for indirect taxes	4,197	6,923
Accrued salaries, bonuses, vacation pay and related taxes	5,371	1,924
Accrued professional services	918	1,100
Other payables	745	435
Total	33,356	26,573

	December 31,	December 31,	As previously reported,
	2021	2020, restated*	December 31, 2020
Trade payables	16,191	9,793	9,793
Provision for indirect taxes	6,923	1,754	3,850
Dividends payable	—	2,592	2,592
Accrued salaries, bonuses, vacation pay and related taxes	1,924	577	2,050
Accrued professional services	1,100	1,184	—
Other payables	435	1,314	1,314
Total	26,573	17,214	19,599

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).